Supplier Financing Arrangements (Tables)	6 Months Ended
Jun. 30, 2025
Disclosure of financial liabilities that are part of supplier finance arrangements [abstract]
Disclosure of information relating to supplier finance arrangements	The cash
outflows in respect of these arrangements have been recognised within operating cash flows.

		As at 30 June		As at 31 December
		2025	2024	2024
		£m	£m	£m
Supplier Financing Arrangements
Total	Amounts available for financing reported within trade payables	115		180
	Amounts accepted by financial institutions for early financing	100		179
	Amounts for which suppliers have received payment	80		157
Analysed as:
Leaf payables	Amounts available for financing reported within trade payables	—		90
	Amounts accepted by financial institution for early financing	—		90
	Amounts for which suppliers have received payment	—		84
Other payables	Amounts available for financing reported within trade payables	115		90
	Amounts accepted by financial institution for early financing	100		89
	Amounts for which suppliers have received payment	80		73